VIA EDGAR

December 2, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE:	Old Mutual Funds II
1933 Act File No. 002-99810
1940 Act File No. 881-04391
CIK No. 0000775180

Ladies and Gentlemen:

Pursuant to Regulation 14A under the Securities Exchange Act of 1934, on behalf of Old Mutual Funds II, Old Mutual Capital hereby submits the enclosed Proxy Statement for filing on EDGAR (submission type PRE 14A).

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7727.

Very truly yours,

/s/ Kathryn L. Santoro

Kathryn L. Santoro
General Counsel
OLD MUTUAL CAPITAL, INC.

Encl.